UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
                                                ------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION

Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

    /S/ KEVIN M. WILSON              Augusta, GA             February 11, 2002
    ----------------------------    -----------------------  -----------------
    [Signature]                     [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                    76
                                                  -------------------------

Form 13F Information Table Value Total:                  145,382
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]



                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/02



                                                Market             Investment Descretion                  Voting Authority
          Title                   CUSIP          Value             -------------------------  Other   ---------------------------
Name of Issuer  & of Class       Number         (1000's) Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    --------- ------   ------- --------- -------- ------- ------- ---------  --------


Coca-Cola Company                191216100      13,703      312714   312714                                              312714
Exxon Mobil Corporation          30231G102       7,545      215930   215930                                              215930
Microsoft Corp.                  594918104       6,930      134049   134049                                              134049
Johnson & Johnson                478160104       6,101      113589   113589                                              113589
Merck & Co Inc                   589331107       5,609       99075    99075                                               99075
General Electric Co              369604103       4,783      196407   196407                                              196407
American Express Co              025816109       4,561      129015   129015                                              129015
American Int'l Group             026874107       4,559       78814    78814                                               78814
Paychex Inc.                     704326107       3,829      137230   137230                                              137230
Jefferson Pilot Corp             475070108       3,699       97060    97060                                               97060
Bank of America Corp             060505104       3,658       52581    52581                                               52581
Mediacom Communications Corp ClA 58446K105       3,519      399484   399484                                              399484
Suntrust Banks Inc               867914103       3,475       61054    61054                                               61054
Wal-Mart Stores                  931142103       2,846       56341    56341                                               56341
Hershey Foods Corp               427866108       2,820       41816    41816                                               41816
Anheuser-Busch Co Inc            035229103       2,667       55100    55100                                               55100
3M Company                       88579Y101       2,552       20694    20694                                               20694
Georgia Bank Fin Corp            373127109       2,545       57847    57847                                               57847
T Rowe Price Group.              74144T108       2,539       93080    93080                                               93080
FedEx Corp                       31428X106       2,429       44791    44791                                               44791
Royal Dutch Pete                 780257804       2,012       45708    45708                                               45708
Charles Schwab Corp              808513105       1,950      179690   179690                                              179690
St Joe Company                   790148100       1,815       60500    60500                                               60500
Wachovia Corp                    929903102       1,639       44978    44978                                               44978
Stan&Poors Dep Recs.             78462F103       1,550       17565    17565                                               17565
Intuit Inc                       461202103       1,440       30700    30700                                               30700
Alltel Corp.                     020039103       1,372       26900    26900                                               26900
Tribune Company.                 896047107       1,323       29100    29100                                               29100
Pfizer Inc.                      717081103       1,305       42673    42673                                               42673
PepsiCo Incorporated             713448108       1,293       30624    30624                                               30624
BerkshireHathawayClB             084670207       1,265         522      522                                                 522
Intern'l Business Mach           459200101       1,115       14386    14386                                               14386
I Shares US Total Mkt.           464287846       1,112       27100    27100                                               27100
Health Care Ppty Inv Inc         421915109       1,111       29000    29000                                               29000
Cousins Properties Inc           222795106       1,065       43100    43100                                               43100
Block (H&R) Inc                  093671105       1,051       26140    26140                                               26140
Home Depot                       437076102       1,049       43797    43797                                               43797
Intl Game Technology             448947101       1,024       13490    13490                                               13490
Equity Rsntl Pptys Tr            29476L107       1,005       40904    40904                                               40904
Walt Disney Holdings Co          254687106         993       60900    60900                                               60900
Forest Laboratories Inc          345838106         992       10100    10100                                               10100
American Water Works             030411102         985       21665    21665                                               21665
Cintas Corp                      172909105         922       20150    20150                                               20150
SBC Communications               78387G103         909       33546    33546                                               33546
Carnival Corp.                   143658102         903       36200    36200                                               36200
Diebold Inc                      253651103         861       20900    20900                                               20900
Cisco Systems                    17275R102         852       65013    65013                                               65013
Southtrust Corp                  844730101         839       33774    33774                                               33774
Gillette Co                      375766102         825       27169    27169                                               27169
BellSouth Corp                   079860102         802       30985    30985                                               30985
Intel Corp                       458140100         755       48468    48468                                               48468
T I B Financial Corp             872449103         673       42700    42700                                               42700
Kimberly Clark Corp              494368103         663       13962    13962                                               13962
Royal Bank Scotland prd D 9.125% 780097606         657       24500    24500                                               24500
Procter & Gamble Co              742718109         638        7424     7424                                                7424
Duke Realty                      264411505         621       24400    24400                                               24400
CitiGroup Inc                    172967101         561       15940    15940                                               15940
Choicepoint Inc                  170388102         537       13599    13599                                               13599
Delta & Pine Land Co             247357106         522       25596    25596                                               25596
Barrick Gold Corp.               02451E109         492       31900    31900                                               31900
Church & Dwight Co               171340102         487       16000    16000                                               16000
Newmont Mining Corp.             651639106         485       16700    16700                                               16700
State Street Corp                857477103         446       11446    11446                                               11446
Genuine Parts Co                 372460105         410       13300    13300                                               13300
Verizon Communications           92343V104         388       10024    10024                                               10024
Marsh & McLennan Co Inc.         571748102         388        8386     8386                                                8386
Dover Corporation                260003108         379       13000    13000                                               13000
AGL Resources Inc                047753108         359       14759    14759                                               14759
Cross Timbers Royalty Tr         22757R109         343       17600    17600                                               17600
Macrovision.                     555904101         314       19600    19600                                               19600
Mattel Inc                       577081102         306       15982    15982                                               15982
Southern Company                 842587107         305       10738    10738                                               10738
General Dynamics Corp            369550108         302        3800     3800                                                3800
Deere & Co                       244199105         298        6500     6500                                                6500
ChevronTexaco Corp               721467108         281        4228     4228                                                4228
Clarcor Inc                      179895107         258        8000     8000                                                8000
Amgen Inc                        031162100         244        5038     5038                                                5038
Dominion Res Inc Va New          25746U109         236        4300     4300                                                4300
Swiss Helvetia Fund Inc          870875101         233       24133    24133                                               24133
Abbott Labs                      002824100         232        5790     5790                                                5790
Colgate-Palmolive Co             194162103         222        4226     4226                                                4226
Bristol Myers Squibb Co          110122108         218        9399     9399                                                9399
Regions Finl Corp                758940100         215        6444     6444                                                6444
Emerson Electric Co              291011104         203        4000     4000                                                4000
Flag Financial Corp              33832H107         118       10365    10365                                               10365
Universal Display Cp             91347P105         111       14100    14100                                               14100
Fidelity Nat'l Corp              316396100         105       10560    10560                                               10560
Internap Network Services Corp   45885A102          53      143698   143698                                              143698
Migratec Inc                     598622108           5       27250    27250                                               27250
Earth Search Science Inc         270313109           5      130000   130000                                              130000
All Other less than 10000 shares and
     less than $200,000            various       5,569     221,015  221,015                                             221,015








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